U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

	Read instructions at end of Form before preparing Form.
	Please print or type.



1.	Name and address of issuer: Nicholas-Applegate
Fund, Inc., 100 Mulberry Street, Gateway Center
Three, Newark, New Jersey 07102-4077.

2.	Name of each series or class of funds for which
this Form 	is filed (If the Form is being filed for all
series and 	classes of securities of the issuer, check
the box but do 	not list series or classes):

	[X]

3.	Investment Company Act File Number: 811-5019.
Securities Act File Number: 33-38461.

4(a).Last day of fiscal year for which this Form is filed: December 31, 2000.

	 (b).[ ] Check box if this Form is being filed late(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).[ ] Check box if this is the last time the issuer
will be      filing this Form

     5.	Calculation of registration fee:

    (i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):
$832,604,940

   (ii)	Aggregate price of securities redeemed
or repurchased during the fiscal year
(if applicable):
$593,554,986


	  (iii)	Aggregate price of securities redeemed
or repurchased during any prior fiscal
year ending non earlier than October 11,
1995 that were not previously used to
reduce registration fees payable to the
Commission.
$27,153,781

(iv)	Total available redemption credits
			[add Items 5(ii) and 5(iii).
$620,708,767

(v)	Net sales - If Item 5(i) is greater
			than Item 5(iv) [subtract Item 5(iv)
			from Item 5(I).
$211,896,173
(vi)  Redemption credits available for use
		   in future years.
		   -if Item 5(i) is less than Item 5(iv)
		   [subtract Item 5(iv) from Item (5(i)]  $     0


(vii)  Multiplier for determining registration
		   fee (See instruction C.9):			   x
 .000250

(viii)  Registration fee due [multiply item 5(v)
		   by Item 5(vii)] enter "0" if no fee is
		   due.
=$52,974

			6.	Prepaid Shares

		If the response to item 5(i) was determined by
deducting 		an amount of securities that were registered
under the	 		Securities Act of 1933 pursuant to
rule 24e-2 as in 			effect before October 11,
1997, then report the amount of 		securities (number
of shares or other units) deducted 			here:    0
 . If there is a number of shares or other 		units
that were registered pursuant to rule 24e-2
	remaining unsold at the end of the fiscal year for which 		this form is
 filed
 that are available for use by the 			issuer in future fiscal years, then state
 that number 			here:    0   .

	7.	Interest due - if this Form is being filed
    more than 90 days after the end of the of
    the issuer's fiscal year (See Instruction D):+$
 0

 	8.	Total amount of the registration fee due
 		plus any interest due [line 5(viii)plus
 	line 7]:
	=$    0


 	9.	Date the registration fee and any interest payment
was
 		sent to the Commission's lockbox depository:
 									March
23, 2001

 		Method of Delivery:

 				[x] Wire Transfer
 				[ ] Mail or other means


 SIGNATURES

 This report has been signed below by the following persons
on 	  	  behalf of the issuer and in the capacities and
on the dates      	  indicated.

 By (Signature and Title)/s/ Deborah A. Docs

 					 Secretary

 Date  March 23, 2001




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